Schedule of Contract Assets (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Contract Assetsliabilities
Progress billings to date	$ 22	$ 30	$ 15,617,945	$ 26,612,224
Less: Revenue recognized to date	(18)	(24)	(19,693,046)	(21,105,331)
Less: Credit losses			(293,431)	(396,528)
Contract assets	3,926,499	5,306,079	3,781,670	5,110,365	7,023,941
Contract assets, current	3,926,499	5,306,079	3,781,670	5,110,365	7,023,941
Revenue recognized to date				26,612,224	21,137,410
Progress billings to date	18	24	19,693,046	21,105,331
Less: Progress billings to date				(21,105,331)	$ (14,113,469)
Less: Revenue recognized to date	$ (22)	$ (30)	$ (15,617,945)	$ (26,612,224)